TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL - Summary of Remuneration of the Directors and Other Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£) individual
Disclosure Of Directors And Key Management Remuneration [Line Items]
Salaries and fees	£ 4,879,413	£ 4,008,772	£ 4,037,116
Performance-related payments	2,871,476	1,002,607	3,701,569
Other fixed remuneration (pension and other allowances & non-cash benefits)	516,442	222,538	906,201
Expenses	0	0	13,004
Total remuneration	8,267,331	5,233,917	8,657,890
Short-term employee benefits	17,250,685	13,235,757	15,641,669
Post-employment benefits	654,824	611,769	740,333
Compensation for loss of office	0	0	1,540,400
Total compensation	17,905,509	13,847,526	£ 17,922,402
Number key management persons who receives termination benefit | individual			3
Employer contribution to defined benefit scheme	122,915	0
Director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Compensation for loss of office	0	0
Key management personnel
Disclosure Of Directors And Key Management Remuneration [Line Items]
Compensation for loss of office	£ 0	£ 0	£ 1,540,400